DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 638	$ 648	$ 376
Direct commercial property expense	2,381	2,336	1,852
Loss (recovery) allowance in commercial property operating expenses	40	17	(11)
Commercial Property
Disclosure of detailed information about investment property
Property maintenance	879	867	727
Real estate taxes	637	644	548
Employee compensation and benefits	199	195	148
Depreciation and amortization	54	50	29
Lease expense	19	18	11
Other	$ 593	$ 562	$ 389